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                                 ACCESSOR FUNDS
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                         SUPPLEMENT DATED MARCH 26, 2009
                                     TO THE
             A & C CLASS SHARES & STRATEGIC ALTERNATIVES PROSPECTUS
            INVESTOR CLASS SHARES & STRATEGIC ALTERNATIVES PROSPECTUS
                             DATED SEPTEMBER 1, 2008
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This supplement provides new and additional information beyond that contained in the prospectus and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.

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                                      LOGO
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NOT FDIC INSURED                NO BANK GUARANTEE                 MAY LOSE VALUE

In an attempt to enhance the yield of the Accessor U.S. Government Money Fund (the "Fund"), effective April 1, 2009, the Board of Trustees (the "Board") of Forward Funds has temporarily eliminated the Distribution and Service (12b-1) Fee for A Class and C Class shares of the Fund and the administrative services fee under the Administrative Services Plan for Investor Class shares of the Fund. When 12b-1 fees or administrative services fees are reduced, dealer compensation will be reduced to the same extent. Any such reduction in the Distribution and Service (12b-1) Fees or administrative services fees may be revised or reinstated by the Board at any time without notice.